Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Capital Amounts and Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital (in Dollars)	$ 65,047	$ 68,419
Tier One Leverage Capital to Adjusted Total Assets	9.90%	10.40%
Tier One Leverage Capital Required for Capital Adequacy Purposes (in Dollars)	26,256	26,256
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital (in Dollars)	65,047	68,419
Tier 1 Capital to Adjusted Total Assets	13.20%	13.20%
Tier 1 Capital Required for Capital Adequacy Purposes (in Dollars)	19,642	20,755
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital (in Dollars)	71,201	74,948
Capital to Risk-Weighted Assets	14.50%	14.40%
Capital Required for Capital Adequacy Purposes (in Dollars)	39,284	41,511
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Bank [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital (in Dollars)	63,249	66,834
Tier One Leverage Capital to Adjusted Total Assets	9.70%	10.20%
Tier One Leverage Capital Required for Capital Adequacy Purposes (in Dollars)	26,193	26,249
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	32,742	32,811
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	5.00%	5.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital (in Dollars)	63,249	66,834
Tier 1 Capital to Adjusted Total Assets	12.90%	12.90%
Tier 1 Capital Required for Capital Adequacy Purposes (in Dollars)	19,601	20,730
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	29,402	31,095
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	6.00%	6.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital (in Dollars)	69,407	73,363
Capital to Risk-Weighted Assets	14.20%	14.20%
Capital Required for Capital Adequacy Purposes (in Dollars)	39,202	41,460
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	$ 49,003	$ 51,825
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	10.00%	10.00%